Schedule of investments

Delaware Tax-Free Oregon Fund March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.51%
Corporate Revenue Bond - 0.47%
Oregon State Business Development Commission
Economic Development Revenue
(Red Rock Biofuels LLC Energy Project) 144A 6.50%
4/1/31 (AMT) #	300,000	$208,857
		208,857
Education Revenue Bonds - 8.60%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	677,652
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A
5.00% 6/15/49 #	1,000,000	903,520
Oregon State University General Revenue
Series A 5.00% 4/1/45	1,000,000	1,138,710
University of Oregon General Revenue
Series A 5.00% 4/1/45	1,000,000	1,138,710
		3,858,592
Electric Revenue Bonds - 5.79%
Eugene Oregon Electric Utility System Revenue
5.00% 8/1/38	2,000,000	2,154,720
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	175,200
Series TT 5.00% 7/1/32 ‡	380,000	269,800
		2,599,720
Healthcare Revenue Bonds - 8.76%
Hospital Facilities Authority of Multnomah County,Oregon
(Mirabella At South Waterfront Project) Series A 5.40%
10/1/44	900,000	911,808
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	1,650,000	1,912,878
Salem, Oregon Hospital Facility Authority Revenue
(Multi Model - Salem Health Project) Series A 4.00%
5/15/49	1,000,000	1,107,420
		3,932,106
Housing Revenue Bonds - 3.81%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	565,000	623,929
Oregon State Housing & Community Services Department
Mortgage Revenue
(Single-Family Mortgage Program) Series A 4.00%
7/1/50	1,000,000	1,087,810
		1,711,739

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Schedule of investments

Delaware Tax-Free Oregon Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds - 31.22%
Central Oregon Community College
5.00% 6/15/30	500,000	$503,755
Clackamas County School District No. 12 North
Clackamas
Series B 5.00% 6/15/37	2,000,000	2,439,460
Clackamas County School District No. 7J Lake Oswego
5.25% 6/1/21 (AGM)	1,000,000	1,048,560
Columbia County School District No. 502
5.00% 6/15/36	575,000	703,075
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,283,290
Marion County School District No. 103 Woodburn
5.00% 6/1/30	300,000	386,628
5.00% 6/15/35	500,000	583,800
Newport,Oregon
Series B 0.00% 6/1/29 (AGC) ^	1,225,000	1,021,834
Portland Oregon Revenue
(Portland Building Project) Series B 5.00% 6/15/34	1,000,000	1,264,130
Redmond, Oregon
Series B-1 5.00% 6/1/38	1,000,000	1,240,330
Salem-Keizer School District No. 24J
5.00% 6/15/33	1,000,000	1,263,470
Santiam Canyon School District No. 129J
5.00% 6/15/44	475,000	583,262
Washington & Multnomah Counties Oregon School District
(No. 48J Beaverton)
5.00% 6/15/32	500,000	571,875
Washington County Oregon
3.00% 7/1/37	160,000	168,694
Washington County Oregon School District No. 15 Forest
Grove
Series B 0.00% 6/15/23 ^	1,000,000	954,670
		14,016,833
Pre-Refunded Bonds - 8.49%
Multnomah County School District No. 3 Parkrose
Series A 5.00% 6/30/35-21 §	1,000,000	1,048,690
Oregon Health & Science University Revenue
Series E 5.00% 7/1/32-22 §	1,475,000	1,603,001
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	1,159,290
		3,810,981

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds - 9.24%
Oregon State Department Administrative Services Lottery
Revenue
Series A 5.00% 4/1/35	1,500,000	$1,747,935
Portland Oregon Revenue
(Central Eastside) Series B 5.25% 6/15/30	500,000	522,705
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,380,000	1,302,941
Series A-2 4.329% 7/1/40	250,000	230,273
Series A-2 4.329% 7/1/40	125,000	115,136
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A 4.00% 10/1/22	135,000	132,498
Series A 5.00% 10/1/29	100,000	96,959
		4,148,447
State General Obligation Bonds - 6.72%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	305,000	183,763
Series B 5.00% 7/1/35 ‡	65,000	44,363
(Public Improvement)
Series A 5.00% 7/1/24 ‡	95,000	64,837
Series A 5.00% 7/1/41 ‡	140,000	85,400
Series A 5.25% 7/1/34 ‡	75,000	49,688
Series A 5.375% 7/1/33 ‡	140,000	95,375
Series B 5.75% 7/1/38 ‡	200,000	134,000
Series C 6.00% 7/1/39 ‡	180,000	122,400
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/44	1,000,000	1,251,600
Series K 5.00% 11/1/44	780,000	986,661
		3,018,087
Transportation Revenue Bonds - 7.68%
Oregon State Department of Transportation Highway User
Tax Revenue
(Subordinate Lien) Series A 5.00% 11/15/42	1,000,000	1,261,640
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	363,540
Port of Portland Oregon Airport Revenue
5.00% 7/1/42 (AMT)	1,100,000	1,249,226
(Portland International Airport) 5.00% 7/1/31	500,000	575,205
		3,449,611

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Schedule of investments

Delaware Tax-Free Oregon Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds - 7.73%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	$575,850
Portland, Oregon Water System Revenue
(First Lien) Series A 5.00% 5/1/34	500,000	519,545
Tigard, Oregon Water Revenue
5.00% 8/1/31	2,195,000	2,375,319
		3,470,714
Total Municipal Bonds (cost $42,003,405)		44,225,687
Total Value of Securities – 98.51%
(cost $42,003,405)		44,225,687
Receivables and Other Assets Net of Liabilities – 1.49%		669,638
Net Assets Applicable to 3,392,412 Shares Outstanding – 100.00%		$44,895,325

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2020, the aggregate value of Rule 144A securities was $1,112,377, which represents
2.48% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

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